Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	May 05, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 1,800	$ 1,300			$ 1,800
Commercial paper, outstanding	$ 1,175	$ 955		$ 862		$ 760
Commercial paper, weighted average interest rate	2.47%	1.36%		2.47%		1.36%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ 99	$ 379	$ 137
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance of commercial paper	8,292	4,539	3,656
Repayment of commercial paper	(8,442)	(4,160)	(3,519)
Change in commercial paper, net	(150)	379	137
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance of commercial paper	1,135	0	0
Repayment of commercial paper	(886)	0	0
Change in commercial paper, net	$ 249	$ 0	$ 0